Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 4 - PREPAID EXPENSES AND OTHER RECEIVABLES

Composition:

	As of	As of
	December 31,	December 31,
	2025	2024
Tax authorities	212	157
Prepaid expenses	244	657
Advanced payables	295	136
Other	1	31
	752	981